Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On January 22, 2021, the Sponsor paid an aggregate of $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 of the Company’s Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering (excluding the Private Placement Shares). On April 7, 2021, the underwriter exercised its over-allotment option in part, and 532,687 Founder Shares were subsequently forfeited by the Sponsor.

The Sponsor agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after a initial business combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Effective as of March 27, 2023, pursuant to the terms of the Amended and Restated Memorandum and Articles of Association, the Sponsor elected to convert each outstanding Class B ordinary share held by it on a one-for-one basis into Class A ordinary shares of the Company, with immediate effect.

On June 26, 2023, the Company issued one Class B ordinary share for no consideration to assist with administrative function.

Promissory Note — Related Party

On January 22, 2021, the Company entered into a promissory note with the Sponsor, pursuant to which the Company could have borrowed up to an aggregate principal amount of $251,000 (the “Note”). The Note was non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed approximately $149,000 under the Note and fully repaid the Note on March 25, 2021.

Related Party Loans

In order to finance transaction costs in connection with an initial business combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of an initial business combination into private placement-equivalent units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that an initial business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of September 30, 2023 and December 31, 2022, the Company had no borrowings under the Working Capital Loans.

Advances from Related Party

As of September 30, 2023 and December 31, 2022, the Sponsor advanced $140,560 and $0, respectively, to the Company.

Administrative Services Agreement

The Company entered into an agreement that provides that, commencing on effective date of the Initial Public Offering, the Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of an initial business combination or its liquidation, the Company will cease paying these monthly fees. During the three months ended September 30, 2023 and 2022, the Company incurred $30,000 of such fees, reported as general and administrative expenses — related party in the accompanying consolidated statements of operations. During the nine months ended September 30, 2023 and 2022, the Company incurred $90,000 of such fees, reported as general and administrative expenses — related party in the accompanying consolidated statements of operations. On November 30, 2022, the Sponsor assigned the Administrative Services Agreement, to Sagara Group, LLC, which is a company controlled by Samuel Gloor, the Company’s Chief Executive Officer and Chief Financial Officer.

Note 5 — Related Party Transactions

Founder Shares

On January 22, 2021, the Sponsor paid an aggregate of $25,000 to cover certain offering costs of the Company in consideration for 8,625,000 of the Company’s Class B ordinary shares (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering (excluding the Private Placement Shares). On April 7, 2021, the underwriter exercised its over-allotment option in part, and 532,687 Founder Shares were subsequently forfeited by the Sponsor.

The Sponsor agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 120 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Promissory Note — Related Party

On January 22, 2021, the Company entered into a promissory note with the Sponsor, pursuant to which the Company could have borrowed up to an aggregate principal amount of $251,000 (the “Note”). The Note was non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed approximately $149,000 under the Note and fully repaid the Note on March 25, 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into private placement-equivalent units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2022 and 2021, the Company had no borrowings under the Working Capital Loans.

Administrative Services Agreement

The Company entered into an agreement that provides that, commencing on effective date of the Initial Public Offering, the Company agreed to pay the Sponsor $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. During the year ended December 31, 2022 and the period from January 8, 2021 (inception) through December 31, 2021 the Company incurred $120,000 and $100,000, respectively, of such fees, reported as general and administrative expenses — related party in the accompanying statements of operations. On November 30, 2022, the Company assigned the Administrative Services Agreement, previously entered into by and between the Company and its sponsor, Byte Holdings LP, to Sagara Group, LLC, which is a company controlled by Mr. Gloor. As of December 31, 2022 and 2021, there were $10,000 of such expenses unpaid in accounts payable on the balance sheets.